Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Advances to employees	1,453	3,628	599
Prepaid expenses	1,380	1,487	246
Deposits for office rental, utilities	1,945	701	116
Interest receivable for term deposits	7	7	1
Other receivables	30,700	1,375	227

	35,485	7,198	1,189